SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Disclosure of information about consolidated entities	These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial statements from the date control is obtained until the date control ceases. Where the Company’s interest in a subsidiary is less than 100%, the Company recognizes non-controlling interests. Intercompany assets and liabilities, equity, income, expenses, and cash flows between the Company and its subsidiaries are eliminated on consolidation.
The principal subsidiaries of the Company as at December 31, 2019 were as follows:

Legal Entity	Location	Ownership interest	Mining properties and projects owned
Minera Meridian Ltda.	Chile	100.0%	El Peñón mine
Jacobina Mineração e Comércio Ltda.	Brazil	100.0%	Jacobina mine
Estelar Resources Ltd. (i)	Argentina	100.0%	Cerro Moro mine
Minera Florida Ltda.	Chile	100.0%	Minera Florida mine
Minera Agua Rica Sucursal Ltda.	Argentina	100.0%	Agua Rica project
Suyai del Sur S.A.	Argentina	100.0%	Suyai project
Agua De La Falda S.A.	Chile	57.6%	Jeronimo project

Disclosure of interests in joint arrangements
These consolidated financial statements also include the following joint arrangement and investment in associate:

Associates and joint arrangements	Location	Ownership interest	Classification and accounting method	Mining properties and projects owned
Canadian Malartic	Canada	50.0%	Joint operation, consolidate Yamana's share	Canadian Malartic mine
Leagold Mining Corporation (Note 37)	Brazil, Mexico	20.4%	Associate, equity method	Los Filos, RDM, Fazenda, Pilar and Santa Luz mines

Disclosure of detailed information about property, plant and equipment

	Depreciation Method	Useful Life
Building	Straight Line	4 to 30 years
Machinery and equipment	Straight Line	2 to 7 years
Vehicles	Straight Line	3 to 5 years
Furniture and office equipment	Straight Line	2 to 10 years
Computer equipment and software	Straight Line	3 to 5 years
Land	Not depreciated	N/A

	Mining properties
	Depletable	Non-depletable	Land, building, plant & equipment	Construction in progress	Exploration & evaluation	Total
Cost
At January 1, 2019	$5,379.8	$1,413.5	$2,182.7	$—	$3,487.4	$12,463.4
Additions	138.6	73.5	38.0	25.7	57.9	333.7
Reclassifications, transfers and other non-cash movements (ii)	93.3	(100.9)	(62.6)	60.7	95.6	86.1
Gross cost reclassified as held for sale and disposals	(469.6)	(8.7)	(637.8)	—	(64.2)	(1,180.3)
At December 31, 2019	$5,142.1	$1,377.4	$1,520.3	$86.4	$3,576.7	$11,702.9
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2019	$(3,269.3)	$(316.5)	$(1,279.2)	$—	$(901.9)	$(5,766.9)
DDA	(315.0)	—	—	—	(154.2)	(469.2)
Gross accumulated DDA and impairment eliminated on reclassification as held for sale and disposals	119.7	—	—	—	366.4	486.1
At December 31, 2019	$(3,464.6)	$(316.5)	$(1,279.2)	$—	$(689.7)	$(5,750.0)
Carrying amount, December 31, 2019	$1,677.5	$1,060.9	$241.1	$86.4	$2,887.0	$5,952.9

	Mining properties
	Depletable	Non-depletable	Land, building, plant & equipment	Construction in progress (i)	Exploration & evaluation	Total
Cost
At January 1, 2018	$5,527.0	$1,708.6	$2,490.4	$261.6	$3,449.5	$13,437.1
Additions	148.0	130.4	64.0	58.6	14.5	415.5
Reclassification, transfers and other non-cash movements (ii)	313.0	(221.3)	310.4	(320.2)	20.2	102.1
Gross cost reclassified as held for sale and disposals	(608.2)	(204.2)	(682.1)	—	3.2	(1,491.3)
At December 31, 2018	$5,379.8	$1,413.5	$2,182.7	$—	$3,487.4	$12,463.4
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2018	$(3,270.9)	$(786.4)	$(1,398.5)	$—	$(828.1)	$(6,283.9)
DDA	(285.8)	—	(157.3)	—	—	(443.1)
Impairment (iii)	99.0	—	(26.2)	—	(73.8)	(1.0)
Gross accumulated DDA and impairment eliminated on reclassification as held for sale and disposals	188.4	469.9	302.8	—	—	961.1
At December 31, 2018	$(3,269.3)	$(316.5)	$(1,279.2)	$—	$(901.9)	$(5,766.9)
Carrying amount, December 31, 2018	$2,110.5	$1,097.0	$903.5	$—	$2,585.5	$6,696.4
(i)During 2018, the Company capitalized interest of $8.3 million related to qualifying capital expenditures at Cerro Moro at a weighted average capitalization rate of 4.59%. There was no interest capitalized in 2019.
(ii)Reclassifications, transfers and other non-cash movements includes non-cash additions to PPE and changes in the environmental rehabilitation provision as per Note 29.
(iii)During the year ended December 31, 2018, the Company recognized an impairment charge totalling $151.0 million related to Minera Florida and an impairment reversal of $150.0 million related to Jacobina. Refer to Note 13 for additional details.
(iv)In addition to entering into various operational commitments in the normal course of business, the Company had commitments of approximately $9.4 million at December 31, 2019 (December 31, 2018: $17.4 million) for construction activities at its sites and projects.